Subsequent Events (Details)			6 Months Ended
	Aug. 07, 2024 USD ($) Vessel	Jul. 15, 2024 USD ($)	Jun. 30, 2024 USD ($) Vessel	Jun. 30, 2023 USD ($)	Jul. 16, 2024 USD ($)
Subsequent Events [Abstract]
Dividend paid on Series D Preferred Shares			$ 1,250,000	$ 0
Repayment of loan			$ 43,383,257	$ 23,131,200
Number of vessels mortgaged as collateral | Vessel			9
$22.5 Million Term Loan Facility [Member]
Subsequent Events [Abstract]
Face amount			$ 22,500,000
Subsequent Event [Member]
Subsequent Events [Abstract]
Purchase price of vessel					$ 25,500,000
Subsequent Event [Member] | $22.5 Million Term Loan Facility [Member]
Subsequent Events [Abstract]
Repayment of loan	$ 14,600,000
Number of vessels mortgaged as collateral | Vessel	2
Subsequent Event [Member] | Q2-2024 Dividend [Member] | Series D Preferred Stock [Member]
Subsequent Events [Abstract]
Dividend payable, date to be paid		Jul. 15, 2024
Dividend payable, date declared		Jun. 25, 2024
Subsequent Event [Member] | Q2-2024 Dividend [Member] | Related Party [Member] | Toro Corp [Member] | Series D Preferred Stock [Member]
Subsequent Events [Abstract]
Dividend paid on Series D Preferred Shares		$ 625,000